Share-Based Payment Arrangements - Summary of Reconciliation of Outstanding Share Options (Detail) - Share Options [Member] - 2021 GHL Plan [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Statements [Line Items]
Beginning balance - Number of Share Options | shares	48,592,000
Exercised - Number of Share Options | shares	(4,447,000)
Cancelled and forfeited - Number of Share Options | shares	(56,000)
Ending balance - Number of Share Options | shares	44,089,000	48,592,000
Beginning balance - Weighted average exercise price per share | $ / shares	$ 2.17
Exercised - Weighted average exercise price per share | $ / shares	1.81
Cancelled and forfeited - Weighted average exercise price per share | $ / shares	2.28
Ending balance - Weighted average exercise price per share | $ / shares	$ 2.21	$ 2.17
Exercisable - Number of Share Options | shares	40,747	44,047
Weighted average exercise price per share | $ / shares	$ 2.22	$ 2.19
Weighted-average remaining contractual life	5 years 2 months 19 days	5 years 8 months 26 days